UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

           Read instructions at the end of Form before preparing Form.


1.       Name and Address of issuer:

         First Investors Fund For Income, Inc.
         95 Wall Street
         New York, NY 10005



2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes): [X]




3.       Investment Company Act File Number:  811-2107

         Securities Act File Number:  2-38309


4(a).    Last day of fiscal year for which this Form is filed: 12/31/97




4(b).    [  ]  Check  box  if  this Form is being filed late (i.e., more than 90 calendar  days after the end of the issuer's fiscal year).
               (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


 4(c).   [  ]  Check box if this is the last time the issuer will be filing this
               Form.

5. Calculation of registration fee:

(i)      Aggregate sale price of securities  sold during
         the fiscal year pursuant to section 24(f):
                                                                 $46,533,745.68
                                                             -------------------

(ii)     Aggregate    price   of    securities
         redeemed  or  repurchased  during the
         fiscal year:
                                               $33,490,097.92
                                              ----------------

(iii)    Aggregate    price   of    securities
         redeemed  or  repurchased  during any
         prior  fiscal  year ending no earlier
         than  October  11, 1995 that were not
         previously     used     to     reduce
         registration   fees  payable  to  the
         Commission:
                                               $14,754,236.25
                                              ----------------

(iv)     Total available  redemption  credits [add Items
         5(ii) and 5(iii)]:
                                                                 $48,244,334.17
                                                            --------------------

(v)      Net sales -- if Item 5(i) is greater  than Item
         5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                                 $-0-
                                                            --------------------

(vi)     Redemption  credits available for use
         in future  years if Item 5(i) is less
         than Item 5(iv)  [subtract Item 5(iv)
         from Item 5(i)]:
                                               $(1,710,588.49)
                                              ----------------


(vii)    Multiplier  for  determining  registration  fee
         (See Instruction C.9):
                                                                  X .000295
                                                            --------------------

(viii)   Registration  fee due  [multiply  Item  5(v) by
         Item 5(vii)] (enter "0" if no fee is due):
                                                                 =$-0-
                                                            ====================

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

         7.  Interest due -- if this Form is being filed
         more than 90 days after the end of the issuer's
         fiscal year (See instruction D):
                                                                 +$-0-
                                                            --------------------

         8. Total of the amount of the  registration fee
         due plus any  interest  due [line  5(viii) plus
         line 7]:
                                                                 =$-0-
                                                            ====================

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A
                                    Method of delivery:
                                                       [ ] Wire Transfer
                                                       [ ] Mail or other means

                                   SIGNATURES


This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.






By /s/ C. Durso
   -------------------------------------
    C. Durso,
    Vice President and Secretary



Date:  March 25, 1998